Nature of the Organization and Business (Details)							12 Months Ended
	May 14, 2024 USD ($) $ / shares shares	Apr. 03, 2024 USD ($) $ / shares shares	Feb. 04, 2024 USD ($) shares	May 31, 2023 shares	Mar. 10, 2023	Jan. 11, 2023 shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 12, 2023 shares
Nature of the Organization and Business [Line Items]
Incorporated date							Jan. 11, 2023	Jan. 11, 2023
Ordinary shares issued				3,507,734		6,373,327
Aggregate gross proceeds (in Dollars)									¥ 43,384,800
Percentage of owned equity interests					100.00%
Number of ordinary shares held											5,605,564
Outstanding balances (in Yuan Renminbi) | ¥							¥ 18,200,000		¥ 16,600,000
Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued	23,765
Ordinary share vote rights							one	one
Class B Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary share vote rights							twenty	twenty
Initial Public Offering [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued		1,500,000
Ordinary shares price per share (in Dollars per share) | $ / shares	$ 4	$ 4
Aggregate gross proceeds (in Dollars) | $	$ 95,060	$ 6,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued	23,765		1,500,000
Aggregate gross proceeds (in Dollars) | $			$ 6,000,000